Debt Disclosure (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Bank and Other Borrowings

Bank and other borrowings are as follows as of the respective balance sheet dates:

	December 31,
	2014	2015
	RMB	RMB	US$
Short-term bank borrowings	160,181	276,000	42,607
Long-term bank borrowings, current portion	55,647	38,803	5,990
Other long-term borrowings, current portion	900,000	—	—

	1,115,828	314,803	48,597
Long-term bank borrowings, non-current portion	61,673	103,421	15,965

	61,673	103,421	15,965
Total bank and other borrowings	1,177,501	418,224	64,562

Secured or Guaranteed Short Term Bank Borrowings

Bank and other borrowings as of December 31, 2014 and 2015 were secured/guaranteed by the following:

December 31, 2014

Short-term bank borrowings	Secured/guaranteed by
(RMB)
9,181	Guaranteed by restricted cash of RMB1,885.
11,000	Secured by a subsidiary’s building with net book value of RMB14,298 (Note 9).
140,000	Unsecured borrowings.

160,181

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
2,090	Jointly guaranteed by (i) the ultimate controlling shareholder of Dermot Entities and Upwise Investments Limited, the seller of Dermot Entities; (ii) restricted cash of HK$1,500.
8,000	Secured by a subsidiary’s building with net book value of RMB8,623 (Note 9).
18,753	Secured by a subsidiary’s computer and network equipment with net book value of RMB42,115 (Note 9).
50,000	Guaranteed by restricted cash of RMB100,000.
900,000	Secured by the pledged dividend right and the right to sell or transfer the 90% equity interest of Asia Cloud Investment held by 21Vianet Technology (Note 1(c)).
38,477	Unsecured borrowings.

1,017,320

December 31, 2015

Short-term bank borrowings	Secured/guaranteed by
(RMB)
50,000	Guaranteed by restricted cash of RMB51,553.
11,000	Secured by a subsidiary’s building with net book value of RMB13,943 (Note 9).
215,000	Unsecured borrowings.

276,000

Long-term bank borrowings (including current portion)	Secured/guaranteed by
(RMB)
16,956	Guaranteed by Ultimate seller and noncontrolling shareholder of Aipu Group
4,800	Secured by a subsidiary’s building with net book value of RMB8,175 (Note 9).
16,778	Secured by a subsidiary’s computer and network equipment with net book value of RMB37,167 (Note 9).
103,690	Unsecured borrowings.

142,224

Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings and Mandatorily Redeemable Noncontrolling Interests

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 14) and mandatorily redeemable noncontrolling interests in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2016	403,053	62,221
2017	2,037,651	314,559
2018	32,740	5,054
2019	20,030	3,092
2020	13,000	2,007
Thereafter	—	—